TRADING ASSETS AND LIABILITIES - Trading assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	19,332,588	15,370,870
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	15,451,121	11,841,407
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	15,451,121	11,841,407
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	7,113,380	3,760,887
Equity financial instruments | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	6,260,174	6,039,115
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	6,260,174	6,039,115
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,126,229	2,062,259
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	2,077,567	2,041,405
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,077,567	$ 2,041,405